CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income	$ 1,042.3	$ 457.6	$ 111.9
Unrealized (losses) gains on derivative contracts
Losses arising during the period	(52.9)	(76.8)	(71.6)
Tax effect	18.8	26.2	21.3
Reclassification adjustment	47.7	123.1	119.9
Tax effect	(17.7)	(42.0)	(35.7)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	(4.1)	30.5	33.9
Unrealized gains (losses) on investments
Net holding gain (loss)	7.0	(1.2)	(0.3)
Tax effect	(1.9)	0.5	0.1
Reclassification adjustment	1.6	0.6	0.7
Tax effect	(0.6)	(0.3)	(0.2)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	6.1	(0.4)	0.3
Pension and postretirement
(Losses) gains arising during the period	(281.9)	(35.9)	73.0
Tax effect	99.0	12.7	(32.1)
Reclassification adjustment	26.2	16.5	11.2
Tax effect	(9.0)	(5.6)	(3.9)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax, Total	(165.7)	(12.3)	48.2
Foreign currency translation (losses) gains	(96.6)	(12.7)	223.6
Net other comprehensive (loss) income	(260.3)	5.1	306.0
Comprehensive Income	$ 782.0	$ 462.7	$ 417.9